PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL - Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Total amortization expense related to definite-lived intangible assets	$ 27.9	$ 37.8	$ 49.2